Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.0%
Aerospace & Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A	21,660	$474,787
Airlines — 0.9%
Alaska Air Group, Inc.*	12,180	476,847
Apparel — 3.6%
Carter's, Inc.	8,530	558,971
Ralph Lauren Corp.	7,920	672,645
Tapestry, Inc.	20,460	581,678
		1,813,294
Auto Parts & Equipment — 1.8%
Dana, Inc.	31,062	355,039
The Goodyear Tire & Rubber Co.*	53,780	542,640
		897,679
Banks — 15.2%
BankUnited, Inc.	17,955	613,522
Comerica, Inc.	12,545	891,950
First Bancorp	56,300	770,184
First Citizens BancShares, Inc., Class A	1,341	1,069,354
First Hawaiian, Inc.	32,190	792,840
Synovus Financial Corp.	18,100	678,931
Texas Capital Bancshares, Inc.*	12,237	722,350
Webster Financial Corp.	13,862	626,562
Wintrust Financial Corp.	9,200	750,260
Zions Bancorp NA	16,861	857,550
		7,773,503
Building Materials — 1.0%
Masonite International Corp.*	7,424	529,257
Chemicals — 1.9%
Huntsman Corp.	24,250	595,095
Innospec, Inc.	4,390	376,091
		971,186
Commercial Services — 4.9%
ADT, Inc.	80,360	601,896
Herc Holdings, Inc.	6,170	640,940
Korn Ferry	6,220	292,029
Robert Half International, Inc.	5,849	447,449
WillScot Mobile Mini Holdings Corp.*	12,540	505,738
		2,488,052
Computers — 2.2%
Genpact Ltd.	11,222	491,187
Lumentum Holdings, Inc.*	9,040	619,873
		1,111,060
Diversified Financial Services — 2.4%
Moelis & Co., Class A	14,204	480,237
Stifel Financial Corp.	14,120	732,969
		1,213,206
Electric — 1.7%
IDACORP, Inc.	8,779	869,209
	Number of Shares	Value†

Electrical Components & Equipment — 1.0%
Belden, Inc.	8,414	$505,008
Electronics — 1.0%
Avnet, Inc.	14,710	531,325
Engineering & Construction — 4.6%
AECOM	12,220	835,481
Arcosa, Inc.	13,510	772,502
Dycom Industries, Inc.*	5,290	505,354
Fluor Corp.*	9,301	231,502
		2,344,839
Entertainment — 0.4%
Light & Wonder, Inc.*	4,986	213,800
Food — 2.0%
Nomad Foods Ltd.*	37,201	528,254
The Hain Celestial Group, Inc.*	27,848	470,074
		998,328
Gas — 1.0%
Southwest Gas Holdings, Inc.	7,102	495,365
Hand & Machine Tools — 1.5%
Regal Rexnord Corp.	5,304	744,469
Healthcare Products — 2.4%
Envista Holdings Corp.*	20,370	668,340
Integra LifeSciences Holdings Corp.*	12,880	545,597
		1,213,937
Healthcare Services — 3.7%
Acadia Healthcare Co., Inc.*	10,310	806,036
Pediatrix Medical Group, Inc.*	33,870	559,194
Syneos Health, Inc.*	11,500	542,225
		1,907,455
Home Builders — 2.9%
KB Home	16,910	438,307
PulteGroup, Inc.	17,870	670,125
Taylor Morrison Home Corp.*	15,524	362,020
		1,470,452
Home Furnishings — 0.1%
MillerKnoll, Inc.	4,584	71,510
Insurance — 5.3%
American Financial Group, Inc.	5,288	650,054
Kemper Corp.	10,800	445,608
Reinsurance Group of America, Inc.	2,323	292,257
Selective Insurance Group, Inc.	7,630	621,082
The Hanover Insurance Group, Inc.	5,224	669,403
		2,678,404
Internet — 2.1%
Criteo S.A., ADR*	22,648	612,176
NortonLifeLock, Inc.	22,860	460,400
		1,072,576

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 2.3%
ATI, Inc.*	25,050	$666,581
Reliance Steel & Aluminum Co.	2,881	502,475
		1,169,056
Lodging — 0.9%
Hilton Grand Vacations, Inc.*	13,300	437,437
Machinery — Construction & Mining — 2.3%
Oshkosh Corp.	6,190	435,095
Vertiv Holdings Co.	76,380	742,414
		1,177,509
Metal Fabricate/Hardware — 1.1%
The Timken Co.	9,470	559,109
Mining — 1.2%
Cameco Corp.	22,490	596,210
Oil & Gas — 3.4%
Helmerich & Payne, Inc.	13,670	505,380
HF Sinclair Corp.	12,161	654,748
Magnolia Oil & Gas Corp., Class A	30,260	599,451
		1,759,579
Packaging and Containers — 1.6%
Berry Global Group, Inc.*	17,490	813,810
Retail — 4.2%
Dine Brands Global, Inc.	8,800	559,328
Papa John's International, Inc.	7,430	520,174
Sally Beauty Holdings, Inc.*	40,120	505,512
Williams-Sonoma, Inc.	4,694	553,188
		2,138,202
Semiconductors — 2.3%
Kulicke & Soffa Industries, Inc.	6,911	266,281
ON Semiconductor Corp.*	6,860	427,584
Sensata Technologies Holding PLC	13,260	494,332
		1,188,197
Software — 3.9%
ACI Worldwide, Inc.*	27,830	581,647
Change Healthcare, Inc.*	32,620	896,724
CommVault Systems, Inc.*	9,913	525,785
		2,004,156
Transportation — 5.3%
Kirby Corp.*	9,940	604,054
Knight-Swift Transportation Holdings, Inc.	16,462	805,485
Star Bulk Carriers Corp.	26,700	466,716
XPO Logistics, Inc.*	18,050	803,586
		2,679,841
TOTAL COMMON STOCKS (Cost $51,746,853)		47,388,654
	Number of Shares	Value†

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Apartments — 1.4%
Camden Property Trust	5,970	$713,116
Diversified — 0.8%
Broadstone Net Lease, Inc.	27,100	420,863
Healthcare — 1.5%
Physicians Realty Trust	49,715	747,714
Industrial — 0.7%
STAG lndustrial, Inc.	12,825	364,615
Office Property — 0.8%
Cousins Properties, Inc.	18,080	422,168
Storage & Warehousing — 1.4%
CubeSmart	17,854	715,231
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,943,722)		3,383,707

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $347,871)	347,871	347,871
TOTAL INVESTMENTS — 100.3% (Cost $56,038,446)		$51,120,232
Other Assets & Liabilities — (0.3)%		(150,547)
TOTAL NET ASSETS — 100.0%		$50,969,685

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

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